Fair Value Measurements - Assets and Liabilities With Estimated Fair Value (Detail) - Carrying Value [Member] - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent Company [Member]
Assets:
Cash and Cash Equivalents	$ 20,200	$ 37,527	$ 44,302
Restricted Cash	7,036	32,863	7,171
Notes receivable and other investments	50,294	53,503	53,449
Total assets	77,530	123,893	104,922
Liabilities:
Short-term Debt	79,500	85,000	162,000
Total liabilities	79,500	85,000	162,000
Parent Company [Member] | Level 1 [Member]
Assets:
Cash and Cash Equivalents	20,200	37,527	44,302
Restricted Cash	7,036	32,863	7,171
Notes receivable and other investments	0	0
Total assets	27,236	70,390	51,473
Liabilities:
Short-term Debt	79,500	85,000	162,000
Total liabilities	79,500	85,000	162,000
Parent Company [Member] | Level 2 [Member]
Assets:
Cash and Cash Equivalents	0	0
Restricted Cash	0	0
Notes receivable and other investments	50,294	53,503	53,449
Total assets	50,294	53,503	53,449
Liabilities:
Short-term Debt	0	0
Total liabilities	0	0
Subsidiaries [Member]
Assets:
Cash and Cash Equivalents	19,419	37,466	44,111
Restricted Cash	7,036	32,863	7,171
Notes receivable and other investments	50,294	53,503	53,449
Total assets	76,749	123,832	104,731
Liabilities:
Short-term Debt	79,500	85,000	162,000
Short-term debt owed to parent	0	28,933	29,598
Total liabilities	79,500	113,933	191,598
Subsidiaries [Member] | Level 1 [Member]
Assets:
Cash and Cash Equivalents	19,419	37,466	44,111
Restricted Cash	7,036	32,863	7,171
Notes receivable and other investments	0	0	0
Total assets	26,455	70,329	51,282
Liabilities:
Short-term Debt	79,500	85,000	162,000
Short-term debt owed to parent	0	0	0
Total liabilities	79,500	85,000	162,000
Subsidiaries [Member] | Level 2 [Member]
Assets:
Cash and Cash Equivalents	0	0	0
Restricted Cash	0	0	0
Notes receivable and other investments	50,294	53,503	53,449
Total assets	50,294	53,503	53,449
Liabilities:
Short-term Debt	0	0	0
Short-term debt owed to parent	0	28,933	29,598
Total liabilities	$ 0	$ 28,933	$ 29,598